Income Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic	$ 817,164	$ 784,710	$ 743,125
Foreign	56,626	45,106	52,711
Income before taxes as reported in the statements of income	$ 873,790	$ 829,816	$ 795,836